Label	Element	Value
MainStay VP MacKay International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MAINSTAY VP FUNDS TRUST
MainStay VP MacKay International Equity Portfolio
(the “Portfolio”)
Supplement dated May 9, 2023 (“Supplement”) to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated May 1, 2023
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.
At a meeting held on May 2, 2023, the Board of Trustees (“Board”) of MainStay VP Funds Trust (“Trust”) considered and approved, among other related proposals: (i) appointing PineStone Asset Management Inc. (“PineStone”) in replacement of MacKay Shields LLC (“MacKay”) as the Portfolio’s Subadvisor and the related Subadvisory Agreement; (ii) changing the Portfolio’s name and reducing its management fee; (iii) changing the Portfolio’s investment objective; (iv) changing the Portfolio’s primary benchmark; and (v) modifying the Fund’s principal investment strategies and investment process.
Around July 2023, shareholders of the Portfolio will receive an information statement containing further information regarding the subadvisor change.
As a result, unless otherwise indicated below, effective on or about August 28, 2023, the following changes will be made to the Summary Prospectus, Prospectus and SAI:
Name Change.   The name of the Portfolio is changed to MainStay VP PineStone International Equity Portfolio.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay VP MacKay International Equity Portfolio
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective Change. The investment objective of the Portfolio is changed to: The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio and Example.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The Portfolio’s fee and expenses table and example table will be deleted in their entirety and replace with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (fees paid directly from your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
   The “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

PineStone Asset Management Inc., the Portfolio’s subadvisor (the “Subadvisor”), seeks to achieve the Portfolio’s investment objective by investing in a portfolio of international equities. The Portfolio may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $1 billion.
Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities. The Portfolio will normally invest in equity securities of foreign companies operating in at least three countries other than the United States, including emerging market countries. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.
In addition, the Portfolio considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. From time to time, the Portfolio may focus its investments in certain countries or geographic areas, including Europe. Equity securities include common stock, preferred stock, convertible securities and depositary receipts.
The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the consumer non-cyclical and industrials sectors. In addition, the Portfolio may enter into forward currency contracts to hedge the currency exposure associated with some or all of the Portfolio’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Portfolio may also invest in securities issued by other investment companies.
Investment Process:
In pursuing the Portfolio’s investment objective, the Subadvisor employs a bottom-up stock selection approach which results in a portfolio generally ranging from 25 to 45 companies. A bottom-up stock selection approach focuses on the analysis of individual stocks (microeconomic factors) as opposed to the significance of economic cycles and market cycles (macroeconomic factors).
The Subadvisor looks for companies that have growth potential that are believed to be trading at attractive valuations. In doing so, the Subadvisor focuses on companies believed by the portfolio management team to have the following characteristics, among others:
Competitive advantage in an industry with high barriers to entry;

Attractive industry with pricing power, organic growth and limited cyclicality;

Strong management teams with sound corporate governance;

History of stable profit margins;

Solid balance sheet with low leverage; and

Attractive valuation with a stock price below intrinsic value.

In evaluating whether to sell a security, the Subadvisor considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Subadvisor believes there are more attractive opportunities available for investment by the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
   The first four paragraphs of the “Past Performance” section of the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of two broad-based securities market indices over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the MSCI EAFE® Index as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index as its primary benchmark because it believes that the MSCI EAFE® Index is more reflective of its principal investment strategies.
Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.
Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.
Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of two broad-based securities market indices over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MainStay VP MacKay International Equity Portfolio | Portfolio Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns.
MainStay VP MacKay International Equity Portfolio | Market Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.
MainStay VP MacKay International Equity Portfolio | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: An issuer in which the Portfolio invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Portfolio’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/ virus outbreaks, epidemics or other events, conditions or factors.
MainStay VP MacKay International Equity Portfolio | Convertible Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.
MainStay VP MacKay International Equity Portfolio | Depositary Receipts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.
MainStay VP MacKay International Equity Portfolio | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. Derivatives may also increase the expenses of the Portfolio.
MainStay VP MacKay International Equity Portfolio | Investments in Other Investment Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Investments in Other Investment Companies Risk: The Portfolio’s investment in another investment company may subject the Portfolio indirectly to the risks of that investment company. The Portfolio also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Portfolio’s own fees and expenses.
MainStay VP MacKay International Equity Portfolio | Preferred Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Portfolio invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Portfolio’s investments to decline.
MainStay VP MacKay International Equity Portfolio | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk: To the extent the Portfolio focuses its investments in particular sectors of the economy, the Portfolio’s performance may be more subject to the risks of volatile economic cycles and/or conditions or developments adversely affecting such sectors than if the Portfolio held a broader range of investments. Individual sectors may fluctuate more widely than the broader market. At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer non-cyclical sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility. The Portfolio may also be more susceptible to the particular risks that may affect companies in the consumer non-cyclical sector than if it were invested in a wider variety of companies in unrelated sectors. Investments in the consumer non-cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. Performance of companies in the consumer non-cyclical sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer non-cyclical sector are also affected by changes in government regulation, global economic, environmental and political events, and economic conditions.
MainStay VP MacKay International Equity Portfolio | Industrials Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk: The Portfolio’s performance may be closely tied to the performance of industrials issuers and, as a result, may be more volatile than the performance of less focused funds. The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence and product liability claims, government regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from, among other things, the economy, fuel prices, labor agreements and insurance costs.
MainStay VP MacKay International Equity Portfolio | Geographic Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Focus Risk: The Portfolio may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (the “EU”) country can pose significant economic risks to the EU as a whole. As a result, the Portfolio’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Portfolio to underperform other funds that do not focus their investments in this region of the world.
MainStay VP MacKay International Equity Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.80%)
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
MainStay VP MacKay International Equity Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.80%)
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352